Postretirement Plans - Benefit Obligations and Funded Status (Narrative) (Details) - Vencore Holding Corp. and KGS Holding Corp. - Pension Plan - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Actuarial gains and losses included in accumulated other comprehensive income		$ 4,800
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Lump sum payment	$ 18,800	$ 0	$ 18,845